COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended		9 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 07, 2013	Aug. 11, 2003	Sep. 30, 2014	Aug. 31, 2006	Sep. 30, 2006	Sep. 01, 2006
Commitments and Contingencies Disclosure [Line Items]
Rent expenses	$ 315,000	$ 334,000
Chief Financial Officer [Member]
Commitments and Contingencies Disclosure [Line Items]
Option to purchase			1,000,000
Management services agreement, payment			200,000
Price per stock option			$ 0.116
Chief Financial Officer [Member] | Installment One [Member]
Commitments and Contingencies Disclosure [Line Items]
Option to purchase			500,000
Chief Financial Officer [Member] | Installment Two [Member]
Commitments and Contingencies Disclosure [Line Items]
Option to purchase			500,000
Royalty Agreements [Member]
Commitments and Contingencies Disclosure [Line Items]
Equity investment by an existing investor				4,000,000
Future royalty payment percentage on gross gross revenue				3.00%
Royalty cost	26,000	3,000			68,000
License Agreement [Member]
Commitments and Contingencies Disclosure [Line Items]
Royalty cost	$ 21,000	$ 2,600			$ 57,000
Term of License Agreement						18 years	18 years
Royalty rate, lower limit							2.50%	2.50%
Royalty rate, upper limit							5.00%	5.00%
Patent Infringements [Member]
Commitments and Contingencies Disclosure [Line Items]
Litigation commencement date	June 30, 2018
Number of warrants to be issued	10,000,000